Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income before Income Taxes and Provision for Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	2024	2025	2026
Income before income taxes:
Japan	¥298,321	¥307,830	¥496,631
Overseas	171,654	172,633	194,800

	¥469,975	¥480,463	¥691,431

Provision for income taxes:
Current—
Japan - Total	¥80,274	¥72,230	¥94,317
Japan - National tax*	—	—	72,845
Japan - Local tax*	—	—	21,472
Overseas	31,114	33,252	48,399

	111,388	105,482	142,716

Deferred—
Japan - Total	9,049	26,803	76,511
Japan - National tax*	—	—	63,768
Japan - Local tax*	—	—	12,743
Overseas	10,951	(3,457)	13,876

	20,000	23,346	90,387

Total—
Japan - Total	89,323	99,033	170,828
Japan - National tax*	—	—	136,613
Japan - Local tax*	—	—	34,215
Overseas	42,065	29,795	62,275

	¥131,388	¥128,828	¥233,103

*	Since fiscal 2026, we have changed the disclosure of the breakdown of income taxes in accordance with Accounting Standards Update 2023-09.

Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes
Reconciliations of the differences between the tax provision computed at the statutory income tax rate of 31.5%, the aggregate statutory income tax rate of the Company’s tax domicile, and the consolidated provision for income taxes in fiscal 2024 and 2025 are as follows:

	Millions of yen
	2024	2025
Income before income taxes	¥469,975	¥480,463

Tax provision computed at the statutory rate	¥148,042	¥151,346
Increases (reductions) in taxes due to:
Change in valuation allowance	5,441	1,973
Nondeductible expenses	4,762	5,813
Nontaxable income	(3,574)	(5,893)
Effect of lower tax rates on certain subsidiaries	(17,627)	(22,271)
Effect of investor taxes on earnings of subsidiaries	7,674	3,494
Effect of the tax law and rate changes	(1,295)	2,218
Effect of sale or liquidation of subsidiaries	(14,995)	(8,423)
Other, net	2,960	571

Provision for income taxes	¥131,388	¥128,828

Reconciliations of the differences between the corporate income taxes computed at the Japanese national statutory income tax rate of approximately 25.6%, the national statutory income tax rate in our country of domicile, and the consolidated provision for income taxes in fiscal 2026 was as follows.

	Millions of yen
	2026
Income before income taxes	¥691,431

Tax provision computed at the national statutory income tax rate	¥177,006	25.6%
Japan national tax:
Nontaxable and nondeductible items	(223)	(0.0%)
Tax credits
Foreign tax credit	(9,769)	(1.4	% )
Other	(1,539)	(0.2	% )
Effect of the tax law and rate changes	1,012	0.1%
Change in valuation allowance	2,375	0.3%
Cross-border tax laws	10,975	1.6%
Other, net	6,715	1.0%
Japan local tax, net of national tax effect	34,215	4.9%
Foreign tax effects
The United States	9,030	1.3%
India
Direct foreign withholding tax	10,367	1.5%
Other	138	0.0%
Other foreign jurisdictions	(7,522)	(1.1	% )
Worldwide changes in unrecognized tax benefits	323	0.1%

Provision for income taxes	¥233,103	33.7%

Summary of Amounts of Taxes Paid (Net of Amounts Received)
The amounts of taxes paid (net of amounts received) in fiscal 2026 was as follows.

Millions of yen
2026
Japan national tax	52,638

Japan local tax
Tokyo Metropolitan Government	8,437
Other	9,021

Subtotal	17,458

Foreign
The United States	10,216
India	11,286
Other	23,149

Subtotal	44,651

Total	114,747

Total Income Tax Expense Recognized
Total income tax expense recognized in fiscal 2024, 2025 and 2026 was allocated as follows:

	Millions of yen
	2024	2025	2026
Provision for income taxes	¥131,388	¥128,828	¥233,103
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(27,157)	(60,260)	(88,096)
Net change of impact of changes in policy liability discount rate	32,471	54,382	100,702
Net change of debt valuation adjustments	(74)	(13)	78
Net change of defined benefit pension plans	5,554	2,063	7,711
Net change of foreign currency translation adjustments	(30,992)	2,484	(12,045)
Net change of unrealized gains (losses) on derivative instruments	(1,523)	(441)	1,016
Other direct adjustments to shareholders’ equity	32	22	57

Total income tax expense	¥109,699	¥127,065	¥242,526

Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards giving rise to the deferred tax assets and liabilities as of March 31, 2025 and 2026 are as follows:

	Millions of yen
	2025	2026
Assets:
Net operating loss carryforwards	¥48,953	¥50,576
Allowance for credit losses	14,842	18,565
Investment in securities	4,581	4,109
Accrued expenses	26,516	23,644
Investment in operating leases	11,576	12,597
Property under facility operations	28,007	33,551
Installment loans	8,075	7,036
Unrealized losses on investment in securities	158,375	245,605
Lease liabilities	74,215	76,790
Other*	159,391	188,081

	534,531	660,554
Less: valuation allowance	(35,845)	(44,262)

	498,686	616,292

	Millions of yen
	2025	2026
Liabilities:
Net investment in leases	12,755	13,524
Investment in operating leases	171,455	175,410
Unrealized gains on investment in securities	9,259	17,966
Deferred insurance policy acquisition costs	90,934	96,048
Policy liabilities and policy account balances	263,515	397,682
Property under facility operations	33,075	37,326
Other intangible assets	143,701	148,872
Undistributed earnings	103,808	134,589
Prepaid benefit cost	27,224	32,689
Advances paid	8,387	9,023
Right-of-use assets	72,034	73,828
Other	24,834	43,256

	960,981	1,180,213

Net deferred tax liability	¥462,295	¥563,921

*	As of March 31, 2025 and 2026, other deferred tax assets includes amounts related to net investment hedges of ¥96,778 million and ¥107,235 million.

Net Deferred Tax Assets and Liabilities
Net deferred tax assets and liabilities at March 31, 2025 and 2026 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2025	2026
Other assets	¥63,337	¥47,130
Income taxes: Deferred	525,632	611,051

Net deferred tax liability	¥462,295	¥563,921

Net Operating Loss Carryforwards Expire Date
The Company and certain subsidiaries have net operating loss carryforwards of
¥339,611
 million at March 31, 2026, which expire as follows:

Years ending March 31,	Millions of yen
2027	¥6,395
2028	1,989
2029	17,331
2030	45,820
2031	64,843
Thereafter	147,470
Indefinite period	55,763

Total	¥339,611